Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document And Entity Information
Entity Registrant Name	Denison Mines Corp.
Entity Central Index Key	0001063259
Amendment Flag	false
Document Type	6-K
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Securities Act File Number	001-33414
Entity Address, Address Line One	1100-40 University Avenue
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5J 1T1